Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock authorized (in shares)	0	144,528,912	144,528,912
Redeemable convertible preferred stock issued (in shares)	0	139,851,483	139,503,915
Redeemable convertible preferred stock outstanding (in shares)	0	139,851,483	139,503,915
Aggregate liquidation preference	$ 0	$ 66,619,000	$ 66,544,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	0	230,400,000	230,400,000
Common stock issued (in shares)	0	40,875,583	40,140,159
Common stock outstanding (in shares)	0	40,875,583	40,140,159
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	600,000,000	0	0
Common stock issued (in shares)	42,061,250	0	0
Common stock outstanding (in shares)	42,061,250	0	0
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	350,000,000	0	0
Common stock issued (in shares)	165,122,004	0	0
Common stock outstanding (in shares)	165,122,004	0	0